Payables, other current liabilities and provisions	6 Months Ended
Jun. 30, 2026
Trade and other current payables [abstract]
Payables, other current liabilities and provisions	Payables, other current liabilities and provisionsNote 17.1. Trade payables and other current liabilities
Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2025		AS OF JUNE 30, 2026
Trade payables	23,388		18,263
Accrued invoices	14,159		20,747
Other	4		—
Trade payables and other current liabilities	37,552	—	39,010
Note 17.2. Tax and employee-related payables
Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2025	AS OF JUNE 30, 2026
Employee-related payables	4,816	2,838
Social security and other	2,304	4,674
Other tax and related payments	17	177
TAX AND EMPLOYEE-RELATED PAYABLES	7,137	7,689
The decrease in employee-related payables as of June 30, 2026 compared to December 31, 2025 is mainly related to year-end bonus accruals.
The increase in Social security and other payables as of June 30, 2026 compared to December 31, 2025 is mainly related to social contributions on vested AGAs that have become due, which are calculated using the vesting-date share price (see Note 14).
Note 17.3 Provisions
Provisions are presented below:

(amounts in thousands of euros)
PROVISIONS	AGA EMPLOYER CONTRIBUTIONS AND TAXES	OTHER PROVISIONS	TOTAL
AS OF DECEMBER 31, 2025	45,185	694	45,879
Increases	14,202	36	14,237
Provisions used	(10,431)	(563)	(10,994)
Unused reversals	(1,736)	(51)	(1,787)
AS OF JUNE 30, 2026	47,220	115	47,336
Non-current	23,402	20	23,422
Current	23,819	96	23,914
The Group's provisions as of June 30, 2026 primarily consist of AGA employer contributions and taxes. Movements during the period were as follows:
•The increase in provisions mainly results from the accrual of obligations arising from share-based compensation arrangements;
•The provisions used correspond to social contributions on vested AGAs that have become due; and
•The unused reversals are related to forfeitures following employee departures and changes in estimates regarding the achievement of performance conditions. The amount is presented net of the accrual of obligations arising from services rendered during the period under the relevant AGA plans. Other provisions primarily relate to employment-related claims.
The change in the current and non-current portions of the provisions for AGA employer contributions and taxes is explained by the timing of the AGA grants and vesting dates, on which the taxes become due. The increase in the current portion of these provisions as of June 30, 2026 compared to December 31, 2025 is primarily explained by the vesting of the first tranche of the AGA plan 2025-1
(for which 4,319,500 shares were granted in the aggregate) in the first quarter of 2027.